Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimate the fair value of options granted
	June 30, 2020	December 31, 2019	December 31, 2018
(Unaudited)
Assumptions
Expected term	5-10 years	5-10 years	5-10 years
Expected volatility	45.81% - 62.26%	45.81% - 62.26%	40.11% - 61.78%
Expected dividends	0%	0%	0%
Risk-free interest rate	1.52% - 2.99%	1.52% - 2.99%	0.71% - 2.99%
Forfeiture rate	0% - 5%	0% - 5%	0% - 5%

Schedule of stock options outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.0067	820,391	5.17	$0.0067	820,391	5.17	$0.0067
3.3521	111,871	6.50	3.3521	111,871	6.50	3.3521
	932,262	5.33	0.4081	932,262	5.33	0.4081

	Options Outstanding (Unaudited)			Options Exercisable (Unaudited)
Range of Exercise Prices	Shares Outstanding at 6/30/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 6/30/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.0067	820,391	4.67	$0.0067	820,391	4.67	$0.0067
3.3521	111,871	6.00	3.3521	111,871	6.00	3.3521
	932,262	4.83	0.4081	932,262	4.83	0.4081

Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$3.96	339,000	9.50	$3.9600	169,500	9.50	$3.9600
9.00	12,000	10.00	9.0000	-	-	-
11.00 – 13.95	97,400	9.67	11.3634	33,350	9.49	12.0615
20.50 – 27.50	147,000	7.89	24.4918	89,750	7.71	26.0047
30.00 – 35.00	124,000	7.50	34.4012	86,672	7.52	34.1981
	719,400	8.86	14.4889	379,272	8.62	16.7991

	Options Outstanding (unaudited)			Options Exercisable (unaudited)
Range of Exercise Prices	Shares Outstanding at 3/31/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 3/31/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$3.96	327,000	9.01	$3.9600	163,500	9.01	$3.9600
9.00	12,000	9.50	9.0000	6,000	9.50	9.0000
11.00 – 14.20	99,400	9.18	11.4205	35,350	9.02	12.1825
20.50 – 27.50	141,000	7.41	24.3638	115,000	7.30	25.2374
30.00 – 35.00	124,000	7.00	34.4012	86,672	6.97	34.1531
	703,400	8.36	14.5567	407,522	8.09	17.2474

Aircom 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding and exercisable
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2018	932,262	$0.4081	$0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2019	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at June 30, 2020 (unaudited)	932,262	0.4081	0.1282

Schedule of stock options unvested
	Number of Shares	Weighted Average Fair Value Per Share
Options unvested at January 1, 2018	302,467	$0.2614
Granted	-	-
Vested	(216,492)	0.5349
Forfeited	-	-
Options unvested at December 31, 2018	85,975	0.4963
Granted	-	-
Vested	(85,975)	0.4963
Forfeited	-	-
Options unvested at December 31, 2019	-	-
Granted	-	-
Vested	-	-
Forfeited/Cancelled	-	-
Options unvested at June 30, 2020 (unaudited)	-	-

Aerkomm 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding and exercisable
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2018	253,000	$30.8824	$18.4796
Granted	78,000	19.7462	13.9258
Exercised	-	-	-
Forfeited/Cancelled	(48,000)	27.5000	16.4610
Options outstanding at December 31, 2018	283,000	28.3867	17.5668
Granted	436,400	5.4763	3.8452
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2019	719,400	14.4889	9.2431
Granted	2,000	14.2000	9.8897
Exercised	-	-	-
Forfeited/Cancelled	(18,000)	11.8067	7.3457
Options outstanding at June 30, 2020 (unaudited)	703,400	14.5567	9.2934

Schedule of stock options unvested
	Number of Shares	Average Granted-Date Fair Value
Options unvested at January 1, 2018	168,250	$19.2235
Granted	78,000	13.9258
Vested	(74,839)	17.5714
Forfeited	-	-
Options unvested at December 31, 2018	171,411	17.5341
Granted	436,400	3.8452
Vested	(267,683)	7.5460
Forfeited	-	-
Options unvested at December 31, 2019	340,128	7.8313
Granted	2,000	9.8897
Vested	(39,625)	13.5278
Forfeited	(6,625)	4.0800
Options unvested at June 30, 2020 (unaudited)	295,878	7.1644